SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Schedule of Equity Method Investments [Line Items]
Total consideration		$ 0	$ 0	$ 6,709	$ 0
Impairment provision on long-term investment using equity method		$ 5,888	$ 759
Zhixiang Technology (Shenzhen) Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired	20.00%
Total consideration	$ 6,709